Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Initial application
Standard warranty period	1 year
Minimum
Initial application
Operating period for 3D printer in Services segment	1 year 6 months
Payment term	30 days
Maximum
Initial application
Operating period for 3D printer in Services segment	2 years 6 months
Payment term	60 days